Intangibles and Other Assets - Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Disclosure Intangibles And Other Assets Estimated Future Amortization Expense For Intangible Assets Over Next Five Years [Abstract]
2013	$ 815
2014	715
2015	615
2016	567
2017	$ 400